Interest expense and finance costs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Interest expense and finance costs
Interest incurred - debt	$ 4,404,746	$ 6,585,889	$ 10,780,248
Interest incurred - finance leases	9,766,818	9,737,294	13,419,326
Amortization of deferred finance fees	2,192,177	1,765,271	2,560,180
Interest rate swaps	407,457	79,701
Interest expense and finance costs	$ 16,771,198	$ 18,168,155	$ 26,759,754